Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basic And Diluted Earnings Per Share
Basic and diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in Won, except per share information)	2017		2018	2019
Profit attribute to controlling interest	￦	2,756,230,487,872	1,711,901,875,666	1,864,405,092,477
Interests of hybrid bonds		(33,048,799,997)	(17,720,986,299)	(6,669,999,999)
Weighted-average number of common shares outstanding(*1)		79,998,600	80,000,606	80,113,759

Basic and diluted earnings per share	￦	34,040	21,177	23,189

(*1)	The weighted-average number of common shares used to calculate basic and diluted earnings per share are as follows:

(shares)	2017	2018	2019
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,188,235)	(7,186,229)	(7,073,076)

Weighted-average number of common shares outstanding	79,998,600	80,000,606	80,113,759